Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash		$ 2,640,484	$ 1,120,122
Restricted cash		380,199	377,772
Accounts receivable, net			142,460
Inventories, net		2,171,252	1,997,526
Amount due from a related party		10,000	420,686
Prepayments and other current assets, net		625,477	539,819
Total current assets		5,827,412	4,598,385
Property and equipment, net		1,025	2,228
Investments in life insurance policies			817,470
Deferred initial public offering (“IPO”) costs		639,587
Deferred tax assets		159,704	150,215
Total assets		6,627,728	5,568,298
Current liabilities
Accounts payable		61,791	277,500
Contract liabilities			14,515
Bank borrowings, current		1,952,104	2,360,402
Income tax payables			19,980
Accrued expenses and other current liabilities		14,655	75,526
Total current liabilities		2,028,550	2,747,923
Bank borrowings, non-current		3,225,899	3,411,887
Total liabilities		5,254,449	6,159,810
Commitments and contingencies
Shareholders’ equity (deficit)
Ordinary shares ($0.0005 par value, 100,000,000 shares authorized; 22,200,000 and 20,000,000 shares issued and outstanding as of December 31, 2024 and 2023)*	[1]	11,100	10,000
Subscription receivable			(10,000)
Additional paid-in capital		2,000,182	1,282
Accumulated deficit		(638,380)	(596,161)
Accumulated other comprehensive income		377	3,367
Total shareholders’ equity (deficit)		1,373,279	(591,512)
Total liabilities and shareholders’ equity (deficit)		$ 6,627,728	$ 5,568,298

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.